Provisions - (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [line items]
Schedule showing breakdown of non-current and current provisions

	2021			2020
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	41,238	180	41,418	56,395	191	56,586
Environmental provision	2,562	1,133	3,695	2,910	1,256	4,166
Provisions for litigation	—	1,952	1,952	—	1,355	1,355
Provisions for third-party liability	8,905	—	8,905	10,759	—	10,759
Provisions for C02 emissions allowances	3,033	107,213	110,246	—	40,161	40,161
Provision for restructuring cost	—	22,350	22,350	—	2	2
Other provisions	5,220	4,797	10,017	38,423	12,331	50,754
Total	60,958	137,625	198,583	108,487	55,296	163,783

Schedule of changes in provisions

The changes in the various line items of provisions in 2021 and 2020 were as follows:

			Provisions for	Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Restructuring	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Cost	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2020	57,729	4,108	3,905	9,263	34,938	2	21,002	130,943
Charges for the year	5,340	117	184	268	38,249	—	30,890	75,048
Provisions reversed with a credit to income	(1,843)	—	—	—	—	—	(1,972)	(3,815)
Amounts used	(3,514)	(26)	(2,886)	(198)	(35,860)	—	—	(42,484)
Provision against equity	(3,260)	—	—	568	—	—	—	(2,692)
Exchange differences and others	2,134	(33)	152	858	2,834	—	838	6,783
Disposals from business divestitures	—	—	—	—	—	—	—	—
Balance at December 31, 2020	56,586	4,166	1,355	10,759	40,161	2	50,754	163,783
Charges for the year	5,990	28	934	588	97,982	31,838	(12)	137,348
Provisions reversed with a credit to income	(1,419)	(189)	—	—	(7,830)	—	(9,419)	(18,857)
Amounts used	(9,911)	(1)	(233)	(535)	(18,420)	(9,534)	(269)	(38,903)
Provision against equity	(6,847)	—	—	(1,081)	—	—	—	(7,928)
Transfers from/(to) other accounts	—	(33)	—	—	—	44	(28,437)	(28,426)
Exchange differences and others	(2,981)	(276)	(104)	(826)	(1,647)	—	(2,600)	(8,434)
Balance at December 31, 2021	41,418	3,695	1,952	8,905	110,246	22,350	10,017	198,583

France
Disclosure of other provisions [line items]
Schedule of changes in obligation

	2021	2020
	US$'000	US$'000
Obligations at the beginning of year	34,496	32,795
Current service cost	1,082	1,580
Borrowing costs	212	242
Actuarial differences	(3,003)	(2,170)
Benefits paid	(995)	(1,037)
Exchange differences	(2,412)	3,086
Others	(3,430)	—
Obligations at the end of year	25,950	34,496

Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2021:

2021
US$'000
2022	1,016
2023	1,281
2024	2,078
2025	1,563
2026	1,488
Years 2027-2031	8,458

South Africa
Disclosure of other provisions [line items]
Schedule of changes in obligation

In this regard, the changes of this provision in 2021 and 2020 were as follows:

	2021	2020
	US$'000	US$'000
Obligations at beginning of year	3,461	4,601
Current service cost	32	47
Borrowing costs	390	435
Actuarial differences	526	(1,238)
Benefits paid	(232)	(278)
Exchange differences	(398)	(106)
Obligations at end of year	3,779	3,461

Schedule of breakdown in percentage of plan assets

The breakdown, in percentage, of the plan assets are as follows:

	2021	2020
Cash	2.85%	1.84%
Equity	47.21%	41.70%
Bond	17.32%	18.53%
Property	2.79%	1.68%
International	28.42%	32.02%
Others	1.41%	4.23%
Total	100.00%	100.00%

Schedule showing fair value rollforward of plan assets

	2021	2020
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	2,204	2,126
Interest income on assets	172	200
Benefits paid	(775)	—
Actuarial differences	223	(77)
Other	(118)	(45)
Fair value of plan assets at the end of the year	1,706	2,204
Actual return on assets	395	122

Venezuela
Disclosure of other provisions [line items]
Schedule of changes in obligation

In this regards, the changes of this provision in 2021 and 2020 were as follows:

	2021	2020
	US$'000	US$'000
Obligations at the beginning of year	22	2,577
Current service cost	102	26
Borrowing costs	115	596
Benefits paid	(2)	(2)
Exchange differences	(47)	(956)
Other	—	(2,220)
Obligations at the end of year	190	22

Summary of the main actuarial assumptions used to calculate obligations

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa			Venezuela
	2021	2020	2021	2020		2021	2020
Salary increase	1.60%-6.10%	1.60%-6.10%	N/A	5.80%-9.10%	%	500%	500%
Discount rate	0.75%	0.75%	10.60-11.60%	9.80%-13.2%	%	536%	536%
Expected inflation rate	1.60%	1.60%	5.80-7.10%	4.80%-7.60%	%	550%	550%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)		GAM 83	GAM 83
Retirement age	65	65	63	63		63-64	65

North America
Disclosure of other provisions [line items]
Schedule of changes in obligation

The changes to these obligations in the current year ended December 31, 2021 were as follows:

	2021
	USA	Canada		Total
	Pension	Pension	Post-retirement
	Plans	Plans	Plans
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	39,214	28,110	9,632	76,956
Service cost	151	162	371	684
Borrowing cost	566	720	262	1,548
Actuarial differences	(18)	(2,688)	(1,555)	(4,261)
Benefits paid	(1,693)	(1,020)	(169)	(2,882)
Exchange differences		65	28	93
Expenses	(119)	—	—	(119)
Plan settlement	(38,101)	—	—	(38,101)
Obligations at the end of year	—	25,349	8,569	33,918

Schedule of estimated future benefit payments

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2022	1,043	194
2023	1,086	203
2024	1,176	228
2025	1,230	251
Years 2026-2030	6,599	1,578

Schedule of breakdown in percentage of plan assets

	2021	2020
Cash	—%	33%
Equity Mutual Funds	27%	10%
Fixed Income Securities	14%	32%
Assets held by insurance company	59%	25%
Total	100%	100%

Schedule showing fair value rollforward of plan assets

For the year ended December 31, 2021, the changes in plan assets were as follows:

	2021
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	36,011	22,337	58,348
Interest income on assets	514	582	1,096
Benefits paid	(1,693)	(1,020)	(2,713)
Actuarial return on plan assets	(610)	(47)	(657)
Exchange differences	—	57	57
Other	48	508	556
Plan Settelment	(34,256)	—	(34,256)
Fair value of plan assets at the end of the year	14	22,417	22,431

Summary of the main actuarial assumptions used to calculate obligations

	North America – 2021			North America – 2020
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	N/A	3.21%	3.30%	2.25%	2.61%	2.75%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	N/A	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	Pri-2012 Blue Collar Mortality	CPM2014-Private	CPM2014-Private Scale CPM-B
Retirement age	N/A	58-60	58-60	65	58-60	58-60

Schedule showing reconciliation of benefit obligations, plan assets and funded status

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2021 and 2020:

	2021				2020
	USA	Canada		Total	USA	Canada		Total
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans		Plans	Plans	Plans
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	—	25,349	8,569	33,918	39,214	28,110	9,632	76,956
Fair value of plan assets	(14)	(22,417)	—	(22,431)	(36,011)	(22,337)	—	(58,348)
Provision for pensions	(14)	2,932	8,569	11,487	3,203	5,773	9,632	18,608

FerroPem, S.A.S.
Disclosure of other provisions [line items]
Schedule of estimated future benefit payments

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2021:

2021
US$'000
2022	-
2023	532
2024	269
2025	272
2026	277
Years 2027-2031	1,428